Commitments and Credit Risk (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Outstanding commitments to originate loans
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	$ 5,238,175	$ 4,457,514
Outstanding commitments to originate loans | Fixed Income Interest Rate
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	$ 2,028,000	3,744,574
Outstanding commitments to originate loans | Fixed Income Interest Rate | Minimum
Commitments and Contingencies Disclosure [Line Items]
Loan commitments, fixed rate of interest	3.00%
Outstanding commitments to originate loans | Fixed Income Interest Rate | Maximum
Commitments and Contingencies Disclosure [Line Items]
Loan commitments, fixed rate of interest	7.75%
Standby Letters of Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	$ 110,000	110,000
Unused lines of Credit | Commercial lines
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	26,836,352	21,753,180
Unused lines of Credit | Open-ended consumer lines
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	$ 15,869,821	$ 10,785,989